Significant Accounting Policies - Schedule of Relevant Exchange Rates (Details)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Period Ended RMB: USD Exchange Rate [Member]
Schedule of Relevant Exchange Rates [Line Items]
Period relevant exchange rates	7.1636	7.2672	7.2513
Period Average RMB: USD exchange rate [Member]
Schedule of Relevant Exchange Rates [Line Items]
Period relevant exchange rates	7.2143	7.2248	6.9536